Share-based payments - New VSOP - Reconciliation of outstanding awards (Details) - New VSOP $ / shares in Units, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023 shares	Dec. 31, 2023 Option	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 $ / shares	Dec. 31, 2022 USD ($) EUR (€) shares $ / shares	Dec. 31, 2021 USD ($) EUR (€) shares	Dec. 31, 2021 USD ($) EUR (€)	Dec. 31, 2021 USD ($) EUR (€) $ / shares	Dec. 31, 2020 USD ($) EUR (€)
Share-based payments
Outstanding at the beginning of the period				102,108		349,424		906,595
Forfeiteded during the period						99,696
Exercised during the period			(69,246)	(69,246)		(147,620)	(557,171)	(557,171)
Outstanding at the end of the period				32,862		102,108		349,424		906,595
Thereof vested | shares		32,862,000				59,942,000	88,464,000
Thereof exercisable						59,942	88,464	88,464	88,464
Provision for employer taxes | $										$ 981
Average share price | $ / shares					$ 9.90	$ 16.81			$ 61.28
Employer taxes payable | $						$ 45	$ 51	$ 51	$ 51	$ 493
Maximum
Share-based payments
Remaining life of the options	5 years 8 months 12 days					6 years 10 months 24 days
Minimum
Share-based payments
Remaining life of the options	4 years 6 months					5 years 6 months
Exercise of options
Share-based payments
Exercised during the period | shares						(147,620)